DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended
	Feb. 16, 2021	Dec. 31, 2020	Feb. 16, 2021	Mar. 31, 2021
Shares issued			25,300,000
Per unit price (in Dollars per share)	$ 10.00		$ 10.00	$ 10.00
Transaction costs amounted		$ 14,438,150		$ 14,438,150
Underwriting fees		5,060,000		5,060,000
Deferred underwriting fees		8,855,000		8,855,000
Other offering costs		$ 523,150		523,150
Initial public offering amount	$ 253,000,000			$ 208,796,106
Minimum percentage of trust account required for business combination		80.00%		80.00%
Percentage of outstanding voting securities		50.00%		50.00%
Public share price (in Dollars per share)		$ 10.00		$ 10.00
Net tangible assets		$ 5,000,001		$ 5,000,001
Percentage of restricted redeeming shares		20.00%		20.00%
Company's obligation to redeemed, percentage		100.00%		100.00%
Redemption price percentage		100.00%		100.00%
Dissolution expenses		$ 100,000		$ 100,000
Transaction agreement, description		(1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of trust assets,		(1) $10.00 per Public Share and (2) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of trust assets
Subsequent Event
Shares issued	253,000,000
Per unit price (in Dollars per share)	$ 10.00		10.00
IPO
Per unit price (in Dollars per share)				$ 10.00
Initial public offering shares				25,300,000
Initial public offering amount				$ 253,000,000
IPO | Subsequent Event
Shares issued	25,300,000
Per unit price (in Dollars per share)	$ 10.00		10.00
Initial public offering shares	25,300,000
IPO | Class A ordinary shares
Shares issued	25,300,000
Per unit price (in Dollars per share)	$ 10.00		10.00
Initial public offering shares	25,300,000
Over-Allotment Option
Shares issued	3,300,000			25,300,000
Per unit price (in Dollars per share)	$ 10.00		10.00
Gross proceeds	$ 253,000,000
Initial public offering shares	3,300,000			3,300,000
Over-Allotment Option | Subsequent Event
Shares issued	3,300,000
Per unit price (in Dollars per share)	$ 10.00		$ 10.00
Gross proceeds	$ 253,000,000
Initial public offering shares	3,300,000
Over-Allotment Option | Class A ordinary shares
Shares issued	3,300,000
Private Placement
Per unit price (in Dollars per share)		$ 1.00		$ 1.00
Initial public offering shares		7,060,000		7,060,000
Gross proceeds		$ 7,060,000		$ 7,060,000